Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands		Total	Common Stock [Member]		Additional Paid-in Capital [Member] [1]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2021		$ 17,284	$ 0	[1]	$ 138,185		$ (120,901)
Balance, shares at Dec. 31, 2021	[1]		1,615,598
Stock option exercises, Value		3			3
Stock option exercises, Share	[1]		193
Issuance of common stock, net of issuance costs		3,958			3,958
Issuance of common stock, net of issuance costs, Share	[1]		51,811
Stock-based compensation expense		5,334			5,334
Unrealized loss on short-term investments		(18)				$ (18)
Net loss		(22,665)					(22,665)
Balance at Dec. 31, 2022		$ 3,896	$ 0	[1]	147,480	(18)	(143,566)
Balance, shares at Dec. 31, 2022		1,667,602	1,667,602	[1]
Issuance of common stock, net of issuance costs—Registered direct offerings, Value		$ 14,523			14,523
Issuance of common stock, net of issuance costs—Registered direct offerings, Shares	[1]		426,000
Exercise of prefunded warrants—Registered direct offerings, Value		8			8
Exercise of prefunded warrants—Registered direct offerings, Shares	[1]		342,593
Stock option exercises, Value		$ 47			47
Stock option exercises, Share		3,590	3,590	[1]
Issuance of common stock, net of issuance costs		$ 6,929			6,929
Issuance of common stock, net of issuance costs, Share	[1]		542,894
Stock-based compensation expense		4,595			4,595
Unrealized loss on short-term investments		18				18
Net loss		(35,811)					(35,811)
Balance at Dec. 31, 2023		$ (5,795)	$ 0	[1]	$ 173,582	$ 0	$ (179,377)
Balance, shares at Dec. 31, 2023		2,982,679	2,982,679	[1]

[1]	Amounts have been retroactively restated to reflect the 1-for-25 reverse stock split effected on January 12, 2024 (see Note 1. Organization and Basis of Presentation of the accompanying notes to the consolidated financial statements).